Related Party Transactions (Details)								3 Months Ended			12 Months Ended
	Feb. 04, 2025 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 30, 2024 USD ($) shares	Nov. 24, 2023 USD ($) shares	Nov. 20, 2023 USD ($) $ / shares shares	Nov. 17, 2023 USD ($) $ / shares shares	Sep. 27, 2023 USD ($) shares	Mar. 31, 2025 USD ($) $ / shares	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares
Related Party Transaction [Line Items]
Aggregate purchase price
Stock subscription receivable		$ 100	$ 100					$ 100			$ 100
Related party								6,452
Marketability rate						1.25%
General and administrative expenses								38,904
COLOMBIER ACQUISITION CORP. II [Member]
Related Party Transaction [Line Items]
Aggregate purchase price										$ 25,000
Fair value of founder shares granted (in Shares) | shares						1,459,000
Shares granted value						$ 3,603,730
Shares granted per share (in Dollars per share) | $ / shares						$ 2.47
Working capital loan								$ 1,500,000			$ 1,500,000
Warrants price (in Dollars per share) | $ / shares		$ 1						$ 1			$ 1
Number of shares issued (in Shares) | shares										5,000,000
Forfeited shares (in Shares) | shares				4,250,000
Administrative fee											$ 130,000
General and administrative expenses								$ 1,909,086	$ 568,619	$ 441,961	3,019,794
COLOMBIER ACQUISITION CORP. II [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Agreed to loan							$ 300,000
Borrowings				$ 196,319
Gauge II Merger Sub LLC [Member]
Related Party Transaction [Line Items]
Number of shares issued (in Shares) | shares			1,000
Consideration received			$ 100
Percentage of ownership after transaction			100.00%
Measurement Input, Lack of Marketability [Member] | COLOMBIER ACQUISITION CORP. II [Member]
Related Party Transaction [Line Items]
Probability weighted liability, measurement input						1.25
Gauge II Merger Sub Corp [Member]
Related Party Transaction [Line Items]
Shares received (in Shares) | shares	1
Consideration	$ 1
Related party								0
Colombier II and GrabAGu [Member]
Related Party Transaction [Line Items]
Number of shares issued (in Shares) | shares			500
Consideration received			$ 50
Founder Shares [Member] | COLOMBIER ACQUISITION CORP. II [Member]
Related Party Transaction [Line Items]
Subject to forfeiture (in Shares) | shares				4,250,000
Volatility rate						3.80%
Risk-free rate						4.89%
Founder Shares [Member] | Measurement Input, Price Volatility [Member] | COLOMBIER ACQUISITION CORP. II [Member]
Related Party Transaction [Line Items]
Probability weighted liability, measurement input						3.8
Founder Shares [Member] | Measurement Input, Risk Free Interest Rate [Member] | COLOMBIER ACQUISITION CORP. II [Member]
Related Party Transaction [Line Items]
Probability weighted liability, measurement input						4.89
Administrative Support Agreement [Member] | COLOMBIER ACQUISITION CORP. II [Member]
Related Party Transaction [Line Items]
Office space per month					$ 10,000
Related party expenses								40,000
Related party expenses for general and administrative								30,000	30,000
Prepaid expenses to related parties								10,000
Services and Indemnification Agreement [Member] | COLOMBIER ACQUISITION CORP. II [Member]
Related Party Transaction [Line Items]
Office space per month					$ 60,000
Related party expenses for general and administrative								180,000	$ 180,000
Prepaid expenses to related parties								60,000
Services and indemnification to related parties								$ 240,000
Administrative fee											780,000
General and administrative expenses										80,000	720,000
Prepaid expenses		$ 60,000									60,000
Sponsor [Member] | COLOMBIER ACQUISITION CORP. II [Member]
Related Party Transaction [Line Items]
Sponsor paid to offering costs							25,000
Administrative Services Agreement [Member] | COLOMBIER ACQUISITION CORP. II [Member]
Related Party Transaction [Line Items]
General and administrative expenses										$ 20,000	120,000
Prepaid expenses		$ 10,000									$ 10,000
Class B Ordinary Shares [Member] | COLOMBIER ACQUISITION CORP. II [Member]
Related Party Transaction [Line Items]
Dividend per share (in Dollars per share) | $ / shares					$ 0.15384615
Class B Ordinary Shares [Member] | Sponsor [Member] | COLOMBIER ACQUISITION CORP. II [Member]
Related Party Transaction [Line Items]
Sponsor paid to offering costs							$ 25,000
Share issued (in Shares) | shares					4,312,500		3,737,500
Class B Ordinary Shares [Member] | Founder Shares [Member] | COLOMBIER ACQUISITION CORP. II [Member]
Related Party Transaction [Line Items]
Dividend per share (in Dollars per share) | $ / shares					$ 0.15384615
Subject to forfeiture (in Shares) | shares					562,500
Percentage of shares holding, percentage					20.00%
Class B Ordinary Shares [Member] | Founder Shares [Member] | Sponsor [Member] | COLOMBIER ACQUISITION CORP. II [Member]
Related Party Transaction [Line Items]
Aggregate purchase price							$ 25,000
Share issued (in Shares) | shares					4,312,500		3,737,500
Class B Ordinary Shares [Member] | Sponsor [Member] | COLOMBIER ACQUISITION CORP. II [Member]
Related Party Transaction [Line Items]
Share issued (in Shares) | shares					4,312,500		3,737,500
Over-Allotment Option [Member] | COLOMBIER ACQUISITION CORP. II [Member]
Related Party Transaction [Line Items]
Share issued (in Shares) | shares				2,000,000
Number of shares issued (in Shares) | shares											2,000,000
Subject to forfeiture (in Shares) | shares				62,500
Over-Allotment Option [Member] | Founder Shares [Member] | COLOMBIER ACQUISITION CORP. II [Member]
Related Party Transaction [Line Items]
Subject to forfeiture (in Shares) | shares				62,500
Subject to forfeiture (in Shares) | shares					562,500
IPO [Member] | COLOMBIER ACQUISITION CORP. II [Member]
Related Party Transaction [Line Items]
Share issued (in Shares) | shares				17,000,000
Number of shares issued (in Shares) | shares											17,000,000
IPO [Member] | Founder Shares [Member] | COLOMBIER ACQUISITION CORP. II [Member]
Related Party Transaction [Line Items]
Percentage of shares holding, percentage					20.00%